Income Taxes - Additional Information (Detail) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Sep. 10, 2024	Sep. 06, 2024	Sep. 20, 2024	Nov. 30, 2021	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2024
Disclosure of Income Taxes [Line Items]
Pre-tax income					$ 1,765
Income tax return 2012 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value						$ 28
Income tax penalty imposed						$ 28
Income tax return 2011 [member] | Columbia Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value							$ 19
Income tax penalty imposed							$ 19
Income tax return 2010 to 2014 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed				$ 70
Additional income tax payable due to assessment					$ 50
Tax and penalty								$ 60
Income tax return 2006 to 2009 [Member] | Spanish Tax Authority [Member]
Disclosure of Income Taxes [Line Items]
Prior year tax loss carryforwards value			$ 473
Adjustments for current tax of prior period paid		$ 284
Fine percentage of adjustments for current tax of prior period		60.00%
Remaining adjustments for current tax of prior period paid			$ 189
Remaining fine percentage of adjustments for current tax of prior period	40.00%		40.00%
Additional amount paid for current tax of prior period reduction	$ 3
Number of years to pay outstanding amount of fine	4 years